Pension and other postretirement benefits, Target Allocation Ranges by Asset (FY) (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
United States [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Percentage of target allocation range by asset		0.00%
Fair value of plan assets		$ 0
Non-U.S. Plans [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets		175	$ 669
Non-U.S. Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets		2	63
Non-U.S. Plans [Member] | Equity Instruments [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets		28	56
Non-U.S. Plans [Member] | Debt Instruments [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Fair value of plan assets		$ 52	$ 82
Non-U.S. Plans [Member] | Minimum [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Percentage of target allocation range by asset	[1]	0.00%
Non-U.S. Plans [Member] | Minimum [Member] | Equity Instruments [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Percentage of target allocation range by asset	[1]	31.00%
Non-U.S. Plans [Member] | Minimum [Member] | Debt Instruments [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Percentage of target allocation range by asset	[1]	51.00%
Non-U.S. Plans [Member] | Maximum [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Percentage of target allocation range by asset	[1]	10.00%
Non-U.S. Plans [Member] | Maximum [Member] | Equity Instruments [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Percentage of target allocation range by asset	[1]	42.00%
Non-U.S. Plans [Member] | Maximum [Member] | Debt Instruments [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Percentage of target allocation range by asset	[1]	72.00%

[1]	There are no target asset allocations for the United States as the U.S. defined benefit pension plans have no assets as of December 31, 2024.